GOODWILL AND OTHER INTANGIBLE ASSETS Roll forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Goodwill - Rollforward
Beginning Balance	$ 1,456	$ 655
Foreign currency translation impact and other adjustments	47	45
Indefinite-lived Intangible Assets, Written off Related to Sale of Business Unit		(38)
Goodwill arising from acquisitions	64	794
Ending Balance	1,567	1,456
Life Sciences [Member]
Goodwill - Rollforward
Beginning Balance	270	107
Foreign currency translation impact and other adjustments	3	4
Divestitures		(1)
Goodwill arising from acquisitions	46	160
Ending Balance	319	270
Chemical Analysis [Member]
Goodwill - Rollforward
Beginning Balance	747	151
Foreign currency translation impact and other adjustments	7	17
Divestitures		(24)
Goodwill arising from acquisitions	11	603
Ending Balance	765	747
Diagnostics and Genomics [Member]
Goodwill - Rollforward
Beginning Balance	41	16
Foreign currency translation impact and other adjustments	0	1
Divestitures		0
Goodwill arising from acquisitions	7	24
Ending Balance	48	41
Electronic Measurement [Member]
Goodwill - Rollforward
Beginning Balance	398	381
Foreign currency translation impact and other adjustments	37	23
Divestitures		(13)
Goodwill arising from acquisitions	0	7
Ending Balance	$ 435	$ 398